ACCOUNTING STANDARDS AND BASIS OF PREPARATION - (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 ARS ($)
Minimum
Disclosure of financial trust [line items]
Proportion of ownership interest in associate	20.00%
Maximum
Disclosure of financial trust [line items]
Proportion of ownership interest in associate	50.00%
Micro Lending Trust Financial Trust, III
Disclosure of financial trust [line items]
Securitized Amount	$ 39,779
Micro Lending Financial Trusts, IV
Disclosure of financial trust [line items]
Securitized Amount	$ 40,652